Concentrations, Risks and Uncertainties (Details) - Schedule of concentration of sales revenues generated by third-party customers comprised - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Concentrations, Risks and Uncertainties (Details) - Schedule of concentration of sales revenues generated by third-party customers comprised [Line Items]
Total	$ 9,536,987	$ 8,210,595
Total	$ 1,280,955	$ 86,113
Total	94.00%	34.00%
Customer A [Member]
Concentrations, Risks and Uncertainties (Details) - Schedule of concentration of sales revenues generated by third-party customers comprised [Line Items]
Total		$ 24,842
Total		10.00%
Customer B [Member]
Concentrations, Risks and Uncertainties (Details) - Schedule of concentration of sales revenues generated by third-party customers comprised [Line Items]
Total		$ 20,453
Total		8.00%
Customer C [Member]
Concentrations, Risks and Uncertainties (Details) - Schedule of concentration of sales revenues generated by third-party customers comprised [Line Items]
Total		$ 20,425
Total		8.00%
Customer D [Member]
Concentrations, Risks and Uncertainties (Details) - Schedule of concentration of sales revenues generated by third-party customers comprised [Line Items]
Total		$ 20,393
Total		8.00%
Customer E [Member]
Concentrations, Risks and Uncertainties (Details) - Schedule of concentration of sales revenues generated by third-party customers comprised [Line Items]
Total	$ 408,577
Total	30.00%
Customer F [Member]
Concentrations, Risks and Uncertainties (Details) - Schedule of concentration of sales revenues generated by third-party customers comprised [Line Items]
Total	$ 799,865
Total	59.00%
Customer G [Member]
Concentrations, Risks and Uncertainties (Details) - Schedule of concentration of sales revenues generated by third-party customers comprised [Line Items]
Total	$ 72,513
Total	5.00%